SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Building and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Building and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Other property and equipment. | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Other property and equipment. | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years